Segments (Tables)	3 Months Ended
Mar. 31, 2025
Segment Reporting [Abstract]
Schedule of Group Segment Disclosures
The following tables summarize the Group's segment disclosures:

	Three Months Ended March 31, 2025
	Insurance	Reinsurance	Other	Total
Gross premiums written	$1,267.0	$455.9	$—	$1,722.9
Net premiums written	808.9	217.5	—	1,026.4
Net premiums earned	511.9	91.1	—	603.0
Losses and loss adjustment expenses	(281.4)	(147.8)	—	(429.2)
Policy acquisition expenses	(148.2)	(19.7)	(78.4)	(246.3)
General and administrative expenses	—	—	(22.0)	(22.0)
Underwriting income/(loss)	82.3	(76.4)		(94.5)
Net investment income				49.5
Net realized and unrealized investment gains				5.9
Net foreign exchange losses				(2.5)
Financing costs				(8.7)
Loss before income taxes				(50.3)
Income tax benefit				7.8
Net loss				$(42.5)

Losses and loss adjustment expenses incurred - current year	(288.9)	(181.1)		$(470.0)
Losses and loss adjustment expenses incurred - prior accident years	7.5	33.3		40.8
Losses and loss adjustment expenses incurred - total	$(281.4)	$(147.8)		$(429.2)

Underwriting Ratios(1)
Loss ratio - current year	56.5%	198.8%		78.0%
Loss ratio - prior accident years	(1.5%)	(36.6%)		(6.8%)
Loss ratio - total	55.0%	162.2%		71.2%
Policy acquisition expense ratio	29.0%	21.6%		27.8%
Underwriting ratio	84.0%	183.8%		99.0%
The Fidelis Partnership commissions ratio				13.0%
General and administrative expense ratio				3.6%
Combined ratio				115.6%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.

	Three Months Ended March 31, 2024
	Insurance	Reinsurance	Other	Total
Gross premiums written	$1,186.8	$327.5	$—	$1,514.3
Net premiums written	680.0	98.1	—	778.1
Net premiums earned	441.7	46.3	—	488.0
Losses and loss adjustment expenses	(197.8)	15.5	—	(182.3)
Policy acquisition expenses	(130.1)	(6.1)	(76.7)	(212.9)
General and administrative expenses	—	—	(23.6)	(23.6)
Underwriting income	113.8	55.7		69.2
Net investment income				41.0
Net realized and unrealized investment losses				(9.0)
Net foreign exchange gains				2.5
Financing costs				(8.6)
Income before income taxes				95.1
Income tax expense				(13.9)
Net income				$81.2

Losses and loss adjustment expenses incurred - current year	(240.5)	(8.8)		$(249.3)
Losses and loss adjustment expenses incurred - prior accident years	42.7	24.3		67.0
Losses and loss adjustment expenses incurred - total	$(197.8)	$15.5		$(182.3)

Underwriting Ratios(1)
Loss ratio - current year	54.5%	19.0%		51.1%
Loss ratio - prior accident years	(9.7%)	(52.5%)		(13.7%)
Loss ratio - total	44.8%	(33.5%)		37.4%
Policy acquisition expense ratio	29.5%	13.2%		27.9%
Underwriting ratio	74.3%	(20.3%)		65.3%
The Fidelis Partnership commissions ratio				15.7%
General and administrative expense ratio				4.8%
Combined ratio				85.8%
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(1)Underwriting ratios are calculated by dividing the related expense by net premiums earned.